Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	0.80%
Notes and debentures interest rates, Maximum	9.10%
Unamortized issuance costs	$ (323)	$ (233)
Total notes and debentures	124,847	81,399
Capitalized leases	884	430
Other	416	0
Total long-term debt, including current maturities	126,147	81,829
Current maturities of long-term debt	(7,632)	(6,051)
Total long-term debt	118,515	75,778
Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	126,012	83,181
Unamortized (discount) premium - net	$ (842)	$ (1,549)
Notes And Debentures Maturing 2015-2022 [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	0.49%	0.49%
Notes and debentures interest rates, Maximum	2.99%	2.99%
Debt instrument, maturity date range, start	Dec. 31, 2015	Dec. 31, 2015
Debt instrument, maturity date range, end	Dec. 31, 2022	Dec. 31, 2022
Notes And Debentures Maturing 2015-2022 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	$ 34,265	$ 22,127
Notes And Debentures Maturing 2015-2046 [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	3.00%	3.00%
Notes and debentures interest rates, Maximum	4.99%	4.99%
Debt instrument, maturity date range, start	Dec. 31, 2015	Dec. 31, 2014
Debt instrument, maturity date range, end	Dec. 31, 2046	Dec. 31, 2045
Notes And Debentures Maturing 2015-2046 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	$ 54,678	$ 31,516
Notes And Debentures Maturing 2015-2095 [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	5.00%	5.00%
Notes and debentures interest rates, Maximum	6.99%	6.99%
Debt instrument, maturity date range, start	Dec. 31, 2015	Dec. 31, 2014
Debt instrument, maturity date range, end	Dec. 31, 2095	Dec. 31, 2095
Notes And Debentures Maturing 2015-2095 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	$ 31,140	$ 23,260
Notes And Debentures Maturing 2015-2097 [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	7.00%	7.00%
Notes and debentures interest rates, Maximum	9.50%	9.50%
Debt instrument, maturity date range, start	Dec. 31, 2015	Dec. 31, 2014
Debt instrument, maturity date range, end	Dec. 31, 2097	Dec. 31, 2097
Notes And Debentures Maturing 2015-2097 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	$ 5,805	$ 6,153
Other Debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	15	0
Fair value of interest rate swaps recorded in debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	$ 109	$ 125